Financial risk management - Credit risk exposures per credit grade of off-balance items (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 241,489,989	₩ 230,453,157
Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	213,873,159	204,799,075
Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	27,590,175	25,648,219
Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	26,655	5,863
Guarantee contracts
Disclosure of internal credit grades [line items]
Credit risk exposures	22,509,195	18,374,287
Guarantee contracts | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	21,999,238	17,691,060
Guarantee contracts | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	488,593	681,516
Guarantee contracts | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	21,364	1,711
Guarantee contracts | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	19,573,874	15,626,203
Guarantee contracts | Grade 1 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	19,212,434	15,112,974
Guarantee contracts | Grade 1 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	361,440	513,229
Guarantee contracts | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	2,913,957	2,746,373
Guarantee contracts | Grade 2 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	2,786,804	2,578,086
Guarantee contracts | Grade 2 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	127,153	168,287
Guarantee contracts | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	21,364	1,711
Guarantee contracts | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	21,364	1,711
Loan commitment and other credit line
Disclosure of internal credit grades [line items]
Credit risk exposures	218,980,794	212,078,870
Loan commitment and other credit line | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	205,616,647	201,425,775
Loan commitment and other credit line | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	13,358,856	10,648,943
Loan commitment and other credit line | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	5,291	4,152
Loan commitment and other credit line | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	194,299,285	189,172,872
Loan commitment and other credit line | Grade 1 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	183,928,715	181,662,271
Loan commitment and other credit line | Grade 1 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	10,370,570	7,510,601
Loan commitment and other credit line | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	24,676,218	22,901,846
Loan commitment and other credit line | Grade 2 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	21,687,932	19,763,504
Loan commitment and other credit line | Grade 2 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	2,988,286	3,138,342
Loan commitment and other credit line | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	5,291	4,152
Loan commitment and other credit line | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 5,291	₩ 4,152